Share-based payments (Details) $ / shares in Units, ¥ in Millions			1 Months Ended					7 Months Ended		12 Months Ended
	Jun. 10, 2022 shares	Mar. 18, 2022	Aug. 31, 2024 shares	May 31, 2024 shares	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Jan. 31, 2022 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Sep. 30, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options	3,966,704									378,054,660		199,457,890
Outstanding granted share options									3,170,010	226,848,352		48,463,868
Weighted average exercise price of share options exercised in share-based payment arrangement (in Dollars per share) | $ / shares											$ 0.04	$ 0.01
Vesting period								3 years
Contractual term										8 years 6 months		8 years 9 months 18 days
Threshold limit for weighted average exercise price											0.01	0.01
RISE Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in Dollars per share) | $ / shares									$ 0.25
RISE Share Incentive Plans [Member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares)						3,170,010		3,170,010	3,170,010				3,170,010
Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted for share-based payment arrangement							10 years
Dada Share Incentive Plan [Member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares)							224,665,915
Ordinary shares conversion ratio	32.951
Dada Share Incentive Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Dollars per share) | $ / shares							$ 0.000003
Dada Share Incentive Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Dollars per share) | $ / shares							$ 0.3
Dada Share Incentive Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		9 years 1 month 16 days
Percentage Of Share Options Vesting Based On Market Condition		25.00%
Dada Share Incentive Plan [Member] | Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		9 years 6 months 10 days
Percentage Of Share Options Vesting Based On Market Condition		25.00%
2022 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted for share-based payment arrangement									10 years
2022 Share Incentive Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
2022 Share Incentive Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									5 years
NAAS Dada Share Incentive Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options vesting on completion of merger		50.00%
2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options										74,161,000		7,656,590	195,763,865
Vesting period								5 years
Percentage of number of shares issued and outstanding	1.00%
Contractual term								10 years
Share based compensation by share based award expenses from modification of the terms (in Yuan Renminbi) | ¥										¥ 186.1
2022 Share Incentive Plan of NaaS [Member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares)						224,665,915		224,665,915	224,665,915				224,665,915
2022 Share Incentive Plan of NaaS [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Dollars per share) | $ / shares														$ 0.0001
2022 Share Incentive Plan of NaaS [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Dollars per share) | $ / shares														$ 0.3
2022 Share Incentive Plan of NaaS [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares)	249,770,760
2022 Amended Share Incentive Plan One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding					1.00%
2022 Amended Share Incentive Plan One [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares)					413,921,180
2022 Amended Share Incentive Plan Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding						1.00%
2022 Amended Share Incentive Plan Two [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares)												490,563,333
2022 Amended Share Incentive Plan Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding				1.00%
2022 Amended Share Incentive Plan Three [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares)				644,746,682
2022 Amended Share Incentive Plan Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding			1.00%
2022 Amended Share Incentive Plan Four [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares)			779,385,082
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award expenses from modification of the terms (in Yuan Renminbi) | ¥										¥ 0.6
ESOP Conversion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted (in Dollars) | $											$ 0.07	$ 0.43
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options										0		103,610
Outstanding granted share options										0		0
Weighted average exercise price of share options exercised in share-based payment arrangement (in Dollars per share) | $ / shares											$ 0	$ 0
Contractual term										6 years 9 months 18 days		10 years
Threshold limit for weighted average exercise price											0.01